Bank loans	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Bank loans

12 Bank loans

The bank loans as of December 31,2023 and June 30, 2024 are set out below:

2023
Bank loans	Currency	Period	Interest	Third party guarantee	Directors’ personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	1,275,625	966,895
						1,275,625	966,895

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

12	Bank loans (cont’d)

The bank loans as of December 31,2023 and June 30, 2024 are set out below (cont’d):

2024
Bank loans	Currency	Period	Interest	Third party guarantee	Directors’ personal guarantee	Carrying amount (S$)	Carrying amount (US$)
Secured fixed rate bank loans	SGD	2020 - 2025	2.75% -6.75%p P.a.	Guarantee from Poo Kow Peok, Poo Chen Boon and Poo Chong Hee	Corporate guarantee from Campaign Complete Solutions Pte Ltd and WIS Holdings Pte Ltd	807,666	595,976
						807,666	595,976

December 31, 2023 (All amounts in S$)
Bank loans	Carrying amount	Within six months	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	1,275,625	754,024	521,601	-	-	-	-

June 30, 2024 (All amounts in S$)
Bank loans	Carrying amount	Within six months	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	807,666	286,065	521,601	-	-	-	-

June 30, 2024 (All amounts in US$)
Bank loans	Carrying amount	Within six months	2025	2026	2027	2028	Thereafter
Secured fixed rate bank loans	595,976	211,088	384,888	-	-	-	-